Segments of Operations (Details 2) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 235	$ 235	$ 317	$ 323	$ 254
Realized gains on securities	2	26	35	68	65
Earnings before income taxes	237	261	352	391	319
Annuity [Member]
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	233	237	318	320	252
Run-off Life [Member]
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 2	$ (2)	$ (1)	$ 3	$ 2